Warrant Liability (Tables) - GRAF INDUSTRIAL CORP.	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Schedule of change in fair value warrant liabilities

The change in fair value of the warrant liabilities is summarized as follows:

Warrant liabilities at December 31, 2018	$15,136,749
Change in fair value of warrant liabilities	17,365,901
Warrant liabilities at December 31, 2019	$32,502,650
Change in fair value of warrant liabilities	2,800,110
Reclassification of warrant liabilities to equity upon exercising of the Warrant Adjustment Provision	(35,302,760)
Warrant liabilities at January 18, 2020	$—

The change in fair value of the warrant liabilities is summarized as follows:

Warrant liabilities at June 26, 2018 (inception)	$—
Issuance of Public and Private Warrants	18,584,922
Change in fair value of warrant liabilities	(3,448,173)
Warrant liabilities at December 31, 2018	$15,136,749
Change in fair value of warrant liabilities	17,365,901
Warrant liabilities at December 31, 2019	$32,502,650

Schedule of quantitative information regarding Level 3 fair value measurements

The following table provides quantitative information regarding Level 3 fair value measurements as of January 18, 2020 and December 31, 2019:

	As of December 31,	As of January 18,
	2019	2020
Exercise price	$11.50	$11.50
Stock price	$10.19	$10.11
Volatility	60%	60%
Probability of completing a Business Combination	87%	87%
Expected life of the options to convert	4.97	4.92
Risk-free rate	1.69%	1.63%
Dividend yield	0.0%	0.0%
Discount for lack of marketability (1)	10.0%	10.0%
(1)	The discount for lack of marketability relates only to the Private Placement Warrants.

The following table provides quantitative information regarding Level 3 fair value measurements as of December 31, 2019, and 2018 and at issuance:

		As of	As of
	At issuance	December 31, 2018	December 31, 2019
Exercise price	$11.50	$11.50	$11.50
Unit price	$10.00	$9.60	$10.19
Volatility	50.0%	60%	60%
Probability of completing a Business Combination	87.8%	86%	87%
Expected life of the options to convert	6.17	5.97	4.97
Risk-free rate	3.11%	2.55%	1.69%
Dividend yield	0.0%	0.0%	0.0%
Discount for lack of marketability(1)	15.0%	15.0%	10.0%
(1)	The discount for lack of marketability relates only to the Private Placement Warrants.